Loans - TDR Number of Contracts Modified And Recorded Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 contracts	Dec. 31, 2011 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	954	193
Total Recorded Investment Modified as TDRs During Period	$ 37,117	$ 90,014
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	44	56
Total Recorded Investment Modified as TDRs During Period	4,342	24,100
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	25	23
Total Recorded Investment Modified as TDRs During Period	6,259	7,163
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	12
Total Recorded Investment Modified as TDRs During Period	1,301
Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts		12
Total Recorded Investment Modified as TDRs During Period		4,268
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	15	24
Total Recorded Investment Modified as TDRs During Period	7,110	18,602
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	1
Total Recorded Investment Modified as TDRs During Period	184	66
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	6	0
Total Recorded Investment Modified as TDRs During Period	253
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	18	30
Total Recorded Investment Modified as TDRs During Period	2,981	29,595
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	129	37
Total Recorded Investment Modified as TDRs During Period	10,055	5,925
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	46	2
Total Recorded Investment Modified as TDRs During Period	794	56
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	57	7
Total Recorded Investment Modified as TDRs During Period	1,269	221
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	600	1
Total Recorded Investment Modified as TDRs During Period	2,569	18
Accruing
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	15,110	21,893
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,843	2,842
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,648	3,332
Accruing | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period
Accruing | Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period
Accruing | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	531	11,890
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	99	0
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	175	0
Accruing | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,139	500
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	4,279	3,234
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	736
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	761	95
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,899
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	22,007	68,121
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,499	21,258
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	3,611	3,831
Nonaccrual | SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,301
Nonaccrual | Vision commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period		4,268
Nonaccrual | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	6,579	6,712
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	85	66
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	78
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,842	29,095
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	5,776	2,691
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	58	56
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	508	126
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 670	$ 18